Rental Income under Operating Leases - Additional Information (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Rental income	$ 25		$ 87	$ 81
Predecessor [Member]
Operating Leased Assets [Line Items]
Rental income		$ 12
Successor [Member]
Operating Leased Assets [Line Items]
Rental income	$ 25		$ 87	$ 81